Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Deposits from Related Parties		$ 6.2	$ 6.6
Available Credit Facility	212.0
Related Party
Related Party Transaction [Line Items]
Available Credit Facility		$ 3.1	$ 3.1